Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares (USD $)
In Millions, unless otherwise specified
	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012
Successor [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes	$ (201.4)	$ (30.9)
Predecessor [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes			26.5	71.0
Domestic Tax Authority [Member] | Successor [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes	(7.9)	(103.9)
Domestic Tax Authority [Member] | Predecessor [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes			(74.2)	(36.8)
Foreign Tax Authority [Member] | Successor [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes	(193.5)	73.0
Foreign Tax Authority [Member] | Predecessor [Member]
Note 8 - Income Taxes (Details) - (Loss) Income Before Income Taxes, Non-controlling Interests and Accrued Payment-in-kind Dividends On Cumulative Preferred Shares [Line Items]
(Loss) Income before income taxes			$ 100.7	$ 107.8